Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FORUM FUNDS II
Entity Central Index Key	0001576367
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000142990
Shareholder Report [Line Items]
Fund Name	Acuitas US Microcap Fund
Class Name	Institutional
Trading Symbol	AFMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Acuitas US Microcap Fund for the period of July 1, 2025, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Acuitas US Microcap Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://acuitasfunds.com/funds/. You can also request this information by contacting us at (844) 805-5628.

Additional Information Phone Number	(844) 805-5628
Additional Information Website	https://acuitasfunds.com/funds/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$191	1.50%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund returned 33.38% over the last six months, outperforming the Russell Microcap Index’s return of 27.50% by 588 basis points. Over the last year, the Fund has returned 55.05% compared to the Russell Microcap Index’s return of 58.55%. Microcap once again led U.S. equity – rewarding investors with an allocation – and the active environment improved from the prior few quarters. This was the second-best start to the year for U.S. microcap since the launch of the Russell Microcap Index.

Within our Fund, five of the six managers outperformed their respective benchmarks. The two growth managers have been exceptional, with returns of 43.90% and 35.29%. The quality value manager has also done well, with a return of 44.60%.

There was a modest reversal in terms of leadership within microcap. Previously, low-quality, non-earning companies had been dominating returns. So far this year, quality has done a bit better and areas such as health care have lagged. That is a space where we typically have an underweight due to the binary nature of the outcomes and reliance on FDA approval for drugs. This exposure was previously a headwind, however it has added value so far in 2026. Stock selection added value relative to the Russell Microcap Index as well, and it was quite broad-based across sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Acuitas US Microcap Fund	Russell 3000® Index	Russell Microcap® Index
6/30/16	$10,000	$10,000	$10,000
9/30/16	$10,838	$10,440	$11,125
12/31/16	$12,085	$10,879	$12,243
3/31/17	$11,871	$11,504	$12,289
6/30/17	$12,221	$11,851	$12,761
9/30/17	$13,125	$12,393	$13,609
12/31/17	$13,324	$13,178	$13,855
3/31/18	$13,183	$13,093	$13,949
6/30/18	$14,271	$13,602	$15,339
9/30/18	$14,704	$14,571	$15,467
12/31/18	$11,607	$12,487	$12,042
3/31/19	$13,134	$14,241	$13,620
6/30/19	$12,890	$14,824	$13,746
9/30/19	$12,595	$14,996	$12,996
12/31/19	$14,148	$16,361	$14,744
3/31/20	$8,910	$12,941	$10,028
6/30/20	$11,246	$15,792	$13,090
9/30/20	$11,991	$17,246	$13,573
12/31/20	$16,138	$19,778	$17,834
3/31/21	$20,156	$21,033	$22,094
6/30/21	$21,504	$22,767	$23,009
9/30/21	$20,400	$22,743	$21,863
12/31/21	$20,865	$24,853	$21,282
3/31/22	$19,106	$23,542	$19,666
6/30/22	$16,092	$19,610	$15,937
9/30/22	$15,910	$18,734	$15,860
12/31/22	$16,868	$20,080	$16,610
3/31/23	$17,491	$21,522	$16,140
6/30/23	$18,351	$23,327	$16,995
9/30/23	$17,610	$22,568	$15,646
12/31/23	$19,805	$25,292	$18,160
3/31/24	$20,992	$27,826	$19,010
6/30/24	$19,568	$28,721	$18,007
9/30/24	$20,859	$30,510	$19,500
12/31/24	$21,448	$31,313	$20,648
3/31/25	$18,240	$29,835	$17,678
6/30/25	$20,928	$33,114	$20,420
9/30/25	$23,327	$35,821	$23,899
12/31/25	$24,328	$36,682	$25,393
3/31/26	$24,648	$35,231	$25,770
6/30/26	$32,448	$40,667	$32,376

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Acuitas US Microcap Fund	55.05%	8.58%	12.49%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell Microcap® Index	58.55%	7.07%	12.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective June 12, 2024, the Fund changed its primary benchmark index from the Russell Microcap® Index to the Russell 3000® Index due to regulatory requirements. The Fund retained the Russell Microcap® Index as a secondary benchmark because the Russell Microcap® Index more closely aligns with the Fund’s investment strategies and investment restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Russell Microcap® Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 118,091,182
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 956,330
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$118,091,182
# of Portfolio Holdings (excluding derivatives)	278
Portfolio Turnover Rate	83%
Investment Advisory Fees (Net of fees waived)	$956,330

Holdings [Text Block]

Asset Class Weightings

(% total investments)

Table Summary
Value	Value
Common Stock	97.7%
Money Market Fund	2.3%

Sector Weightings

(% total investments)*

Table Summary
Value	Value
Industrials	26.8%
Health Care	19.0%
Technology	14.6%
Financials	13.5%
Consumer Discretionary	13.0%
Utilities	3.1%
Energy	2.9%
Consumer Staples	2.7%
Basic Materials	1.6%
Telecommunications	1.4%
Real Estate	1.4%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of total investments)*

Table Summary
Ducommun, Inc.	2.85%
Select Water Solutions, Inc., Class A	1.87%
Insteel Industries, Inc.	1.27%
Vishay Precision Group, Inc.	1.20%
Magnite, Inc.	1.19%
Mama's Creations, Inc.	1.17%
Cryoport, Inc.	1.12%
Mesa Laboratories, Inc.	1.12%
Enova International, Inc.	1.09%
Kura Sushi USA, Inc., Class A	1.07%

* excluding cash equivalents